Load [Member] Investment Risks - Alabama Tax-Free Income Series	Jun. 30, 2025
Insurance Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Insurance Risk. A number of the securities held in the Fund’s portfolio may be insured securities. A change in the credit rating of any one or more of the municipal bond insurers that insure securities in the Fund’s portfolio may affect the value of such securities, the Fund’s share price, and Fund performance. The Fund’s performance might also be adversely affected by the inability of an insurer to meet its insurance obligations. It is important to note that insurance does not guarantee the market value of an insured security or the Fund’s share price or distributions, and shares of the Fund are not insured.

State Specific Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
State-Specific Concentration Risk. Investment in the Fund may involve greater risk than an investment in a fund with a portfolio comprised of municipal securities issued by more than one state. This additional risk is due to the possibility of an economic, regulatory or political development unique to a single state or region that may adversely affect the performance of the Fund. Since the Fund invests in Alabama municipal securities, economic, regulatory and political events in Alabama are likely to directly affect the Fund’s investments and its performance.

Municipal Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Municipal Securities Risk. The value of municipal securities in which the Fund invests may be affected by economic, regulatory, political and social developments. Because many municipal securities are issued to finance similar projects (such as those relating to education, health care, housing, transportation, and utilities), conditions in those sectors also may affect the overall municipal securities market. In addition, changes in the financial condition of an individual municipal issuer can affect the overall municipal market. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the supporting taxation or the inability to collect revenues for the specific project or specific assets. Also downgrades or defaults during economic downturns or similar periods of economic stress, could affect the market values and marketability of many or all municipal obligations of issuers in a state, U.S. territory, or possession. For example, a pandemic can significantly stress the financial resources of many municipal issuers, which may impair a municipal issuer’s ability to meet its financial obligations when due and may adversely impact the value of its bonds, which could negatively impact the performance of the Fund. Municipal securities may be less liquid than taxable bonds and there may be less publicly available information on the financial condition of municipal securities issuers than for issuers of other securities, and the investment performance of a Fund investing in municipal securities may therefore be more dependent on the analytical abilities of the Adviser than if the Fund held other types of investments such as stocks or taxable bonds. The secondary market for municipal securities also tends to be less well developed or liquid than many other securities markets, a by-product of lower capital commitments to the asset class by the dealer community, which may adversely affect the Fund’s ability to sell municipal securities it holds at attractive prices or value municipal securities. The Fund may also invest in municipal lease obligations which differ from other municipal securities because the lease payments are subject to annual legislative appropriation. If the money is not appropriated, the lease can be cancelled without penalty and investors who own the lease obligations may not be paid.

Issuer Cybersecurity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Issuer Cybersecurity Risk. Municipalities issuing securities in which the Fund invests, counterparties with which Fund engages in transactions, exchange and other financial market operators, banks, brokers, dealers and other financial institutions may experience cybersecurity breaches. Cybersecurity breaches can include unauthorized access to systems, networks, or devices; infection from computer viruses or other malicious software code; ransomware; and attacks that shut down, disable, slow, or otherwise disrupt operations, business processes, or website access or functionality. These breaches may result in harmful disruptions to their operations and may negatively impact the financial condition for the municipal issuer, counterparty or other market participant. The Fund and its shareholders could be negatively impacted as a result.

Interest Rate Risks [Member]
Prospectus [Line Items]
Risk [Text Block]
Interest Rate Risk. Typically, as interest rates rise, the price of municipal bonds will fall; conversely, municipal bond prices will rise when interest rates fall. In general, portfolios with longer average maturities are more sensitive to these price changes. . You should expect the Fund’s share price and total return to fluctuate.

Prepayment or Call Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Prepayment or Call Risk. A municipal security may be prepaid (called) before maturity. An issuer is more likely to call its securities when interest rates are falling. If a security is called, the Fund may have to replace it with a lower-yielding security. The Fund may hold a large number of securities that are subject to call risk. A call of some or all of these securities may lower the Fund’s income and yield and its distributions to shareholders.

Market and Geopolitical Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Market and Geopolitical Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region, or financial market. Debt markets can be volatile and can decline significantly in response to, or investor perceptions of, issuer, market, economic, industry, political, regulatory, geopolitical, environmental, public health, natural disasters, pandemics, epidemics, climate change and climate-related events, terrorism, governmental actions, and other conditions. As a result, the market values of municipal securities held by the Fund may go up or down, sometimes rapidly or unpredictably, as a result of market activity, interest rate fluctuations or as a result of supply and demand factors. When there are more buyers than sellers, prices tend to rise. Conversely, when there are more sellers than buyers, prices tend to fall. Municipal securities may be issued on a when-issued or delayed basis, where payment and delivery take place at a future date. Since the market price of the security may fluctuate during the time before payment and delivery, the Fund assumes the risk that the value of the security at delivery may be more or less than the purchase price. Due to these factors, the net asset value (NAV) of the Fund’s shares will fluctuate.

Yield Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Yield Risk. The yields of municipal securities are dependent on a variety of factors, including the maturity and quality of the particular obligation, the size of the total offering, prevailing conditions in the municipal securities markets and general monetary and economic conditions. Generally, issues with shorter maturities and/or higher credit quality pay lower yields than issues with longer maturities and/or lower credit quality.

Rating Agency Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Rating Agency Risk. Investment grade debt securities may be downgraded by a major rating agency to below investment grade status, which increases the risk of holding these securities. In addition, a rating may become stale in that it fails to reflect changes to an issuer’s financial condition. Rating agencies are subject to an inherent conflict of interest because they are often compensated by the same issuers whose securities they grade.

Taxability Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Taxability Risk. The Fund’s investments in municipal securities rely on the opinion of the issuer’s bond counsel that the interest paid on those securities will not be subject to federal income tax. Tax opinions are generally provided at the time the municipal security is initially issued. However, after the Fund buys a security, the Internal Revenue Service may determine that the issuer has not complied with applicable tax requirements and a bond issued as tax-exempt should in fact be taxable. This may result in a significant decline in the value of the security. In addition, the state may eliminate its income tax or there may be changes in applicable tax laws or tax treatments that reduce or eliminate the current federal income tax exemption on municipal securities or otherwise adversely affect the current federal or state tax status of municipal securities.

Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Management Risk. The Fund is also subject to management risk because it is an actively managed investment portfolio. The Fund’s investment adviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results. The Fund’s total return may vary considerably from one year to the next. There is no assurance that the investment objective of the Fund will be achieved.

NAV Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	NAV Risk. The NAV of the Fund is calculated on a daily basis and may fluctuate considerably.
Credit Risks [Member]
Prospectus [Line Items]
Risk [Text Block]
Credit Risk. A principal risk of investing in the Fund is the possibility of default on the municipal securities, even though the securities are investment grade; and possible loss of money. The Fund is relying on the ability of the issuer to make interest payments and repay principal when due. This subjects the Fund to credit risk because a municipal issuer may be fiscally unstable or exposed to large liabilities that could impair its ability to honor its obligations. Municipal issuers with significant debt service requirements, in the near-to mid-term;
unrated issuers and those with less capital and liquidity to absorb additional expenses may be most at risk. Changes in an issuer’s financial strength or in a security’s credit rating may affect the security’s value and, thus, impact Fund performance. The treatment of municipalities in bankruptcy is more uncertain, and potentially more adverse to debt holders, than for corporate issuers.

Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You may lose money investing in the Fund.
Risk Not Insured [Member]
Prospectus [Line Items]
Risk [Text Block]	Mutual fund shares are not obligations of, or guaranteed by, the U.S. government.